Related-party transactions (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 ARS ($)
S a c d e s a member
IfrsStatementLineItems [Line Items]
Operating cost	$ 236
E d e l c o s s a member
IfrsStatementLineItems [Line Items]
Payment for annual advisory services	$ 1,766
Related party agreement term	60 days